Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Schedule of property and equipment
	December 31,
	2022	2021
Cost:
Equipment	$2,350	$1,791
Leasehold improvement	438	242
Office furniture and equipment	128	97
Vehicles	139	-

	3,055	2,130

Accumulated depreciation	1,446	965

Property and equipment, net	$1,609	$1,165